Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2014
Property and Equipment.
Schedule of property and equipment, at cost

	Fiscal Year Ended
	September 30, 2014	September 30, 2013	Useful Lives (years)
	(in millions)
Building and land	$11.5	$4.4	27
Leasehold improvements	299.7	289.9	2 - 12
Computer systems and equipment	302.6	257.0	3 - 10
Furniture and fixtures	101.5	106.4	5 - 10
Automobiles	6.8	5.4	3 - 10

Total	722.1	663.1
Accumulated depreciation and amortization	(440.1)	(392.4)

Property and equipment, net	$282.0	$270.7